Description of Business and Segmented Disclosures - Schedule of Geographical Information (Parenthetical) (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Non-Current Assets	CAD 35,612	CAD 18,309
Canada [Member]
Disclosure Of Geographical Areas [Line Items]
Non-Current Assets	CAD 31,756	14,130
Canada [Member] | Conventional [Member]
Disclosure Of Geographical Areas [Line Items]
Non-Current Assets		CAD 3,100